Supplemental Disclosures (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Effective tax rate	31.50%	51.50%
Reduction to income tax expense due to settlements		$ 61.0
Cash paid for interest and income taxes, net of income tax refunds	$ 0.4	$ 0.6